LEASES AND RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
LEASES AND RIGHT OF USE ASSETS

10. LEASES AND RIGHT OF USE ASSETS

The Company records right of use assets for its corporate headquarters and compressors that are used for its field operations.

Right of Use Assets
Balance at January 1, 2023	$48
Additions	1,984
Amortization	(842)
Balance at December 31, 2023 (a)	$1,190
Additions	726
Amortization	(1,168)
Balance at December 31, 2024 (b)	$748

(a)	Includes machinery and equipment of $1,172 and buildings of $18.
(b)	Includes machinery and equipment of $698 and buildings of $50.

The amount of interest accretion recorded in the statement of operations totaled $82 and $103 for the years ended December 31, 2024 and 2023, respectively.